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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/10

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS— 9.5% of Net Assets
	Convertible Preferred and Warrants (Restricted) (a)(b) — 9.2%
	Biotechnology/Biopharmaceuticals — 0.7%
1,716,995	Euthymics Biosciences, Inc. Series A	$1,716,995
204,275	MacroGenics, Inc. Series D	133,208
50,145	MacroGenics, Inc. Series D 18 Month Lock-up	0
		1,850,203
	Drug Discovery Technologies — 1.2%
1,587,302	Agilix Corporation Series B (c)	94,540
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,502
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,184,555
	Healthcare Services — 1.3%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics — 6.0%
2,379,916	CardioKinetix, Inc. Series C	529,770
4,277,223	CardioKinetix, Inc. Series D	556,039
N/A	CardioKinetix, Inc. warrants (expiration 06/03/20) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
3,235,293	Concentric Medical, Inc. Series B (c)	1,682,352
1,162,790	Concentric Medical, Inc. Series C (c)	604,651
455,333	Concentric Medical, Inc. Series D (c)	236,773
453,094	Concentric Medical, Inc. Series E (c)	235,609
1,198,193	Eleme Medical, Inc. Series C	11,982
1,304,545	Interlace Medical, Inc. Series C	6,809,725
2,446,016	Labcyte, Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	2,161,090
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,031
877,747	OmniSonics Medical Technologies, Inc. Series B-1	877
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
43,478	TherOx, Inc. Series H	72,122
99,646	TherOx, Inc. Series I	165,293
2,813	TherOx, Inc. warrants (expiration 1/26/11)	0
5,427	TherOx, Inc. warrants (expiration 2/06/11)	0
640,625	Xoft, Inc. Series D	474,063
122,754	Xoft, Inc. Series E	90,838

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Convertible Preferred and Warrants (Restricted)(a)(b) — continued
	Medical Devices and Diagnostics — continued
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	$0
N/A	Xoft, Inc. warrants (expiration 6/30/15) (d)	0
		16,449,235
		24,987,905

PRINCIPAL AMOUNT
	Convertible Notes — 0.3%
	Drug Discovery Technologies — 0.0%
$700,000	deCODE Genetics, Inc., 3.50% due 4/15/11	5,250

	Medical Devices and Diagnostics— 0.3%
246,082	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 12/31/11 (Restricted) (a)	246,082
153,727	Eleme Medical, Inc., Cvt. Promissory Notes, 10.50% due 12/18/12 (Restricted) (a)	1,537
390,957	Eleme Medical, Inc., Subordinated Cvt. Promissory Notes, 10.50% due 12/18/12 (Restricted) (a)	3,910
410,000	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 3/31/11 (Restricted) (a)	410,000
48,811	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 4/1/11 (Restricted) (a)	48,811
51,588	Xoft, Inc., Cvt. Promissory Notes, 10.00% due 6/30/11 (Restricted) (a)	51,588
		761,928
		767,178
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $34,361,456)	25,755,083

SHARES
	COMMON STOCKS AND WARRANTS — 84.6%
	Biotechnology/Biopharmaceuticals— 42.7%
63,300	Acorda Therapeutics, Inc. (b)	1,725,558
1,382,744	Adolor Corporation (b)	1,673,120
352,127	Affymax, Inc. (b)	2,341,645
89,885	Alexion Pharmaceuticals, Inc. (b)	7,240,237
124,858	Alnylam Pharmaceuticals, Inc. (b)	1,231,100
221,400	Amarin Corporation plc (b)	1,817,694
48,371	Amgen, Inc. (b)	2,655,568
88,714	Amylin Pharmaceuticals, Inc. (b)	1,304,983
3,939,544	Antisoma plc (b)(e)	394,749

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Biotechnology/Biopharmaceuticals — continued
486,750	ARIAD Pharmaceuticals, Inc. (b)	$2,482,425
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a)(b)	0
114,350	Auxilium Pharmaceuticals, Inc. (b)	2,412,785
126,000	BioMarin Pharmaceutical Inc. (b)	3,393,180
306,000	Cadence Pharmaceuticals, Inc. (b)	2,310,300
195,924	Celgene Corporation (b)	11,586,945
55,032	Cephalon, Inc. (b)	3,396,575
300,000	Corcept Therapeutics Inc. (b)	1,158,000
174,224	Cornerstone Therapeutics, Inc. (b)	1,008,757
160,669	Cubist Pharmaceuticals, Inc. (b)	3,438,317
393,000	Curis, Inc. (b)	778,140
48,124	Dendreon Corporation (b)	1,680,490
642,060	Elan Corporation plc (b)(f)	3,679,004
47,597	Genzyme Corporation (b)	3,388,906
566,761	Geron Corporation (b)	2,930,154
212,730	Gilead Sciences, Inc. (b)	7,709,335
97,256	Human Genome Sciences, Inc. (b)	2,323,446
93,726	InterMune, Inc. (b)	3,411,626
203,015	Ironwood Pharmaceuticals, Inc. (b)	2,101,205
360,400	Isis Pharmaceuticals, Inc. (b)	3,647,248
152,135	Martek Biosciences Corporation (b)	4,761,825
327,636	Momenta Pharmaceuticals, Inc. (b)	4,904,711
605,617	Neurocrine Biosciences, Inc. (b)	4,626,914
384,090	NPS Pharmaceuticals, Inc. (b)	3,034,311
75,000	OncoGenex Pharmaceutical, Inc. (b)	1,259,250
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a)(b)	205,125
46,650	Onyx Pharmaceuticals, Inc. (b)	1,719,986
134,250	Seattle Genetics, Inc. (b)	2,007,038
544,904	Telik, Inc. (b)	414,127
11,144	United Therapeutics Corporation (b)	704,524
157,818	Vertex Pharmaceuticals, Inc. (b)	5,528,365
381,522	XenoPort, Inc. (b)	3,250,567
		115,638,235
	Drug Delivery — 2.6%
282,175	Alkermes, Inc. (b)	3,465,109
500,690	DURECT Corporation (b)	1,727,381
155,425	Nektar Therapeutics (b)	1,997,211
		7,189,701
	Drug Discovery Technologies — 1.4%
315,071	Eurand N.V. (b)	3,727,290
1,601,039	MZT Holdings, Inc. (b) (c)	49,632
1,846,154	MZT Holdings, Inc. warrants (Restricted, expiration 1/17/11) (a)(b)(c)	0

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Drug Discovery Technologies — continued
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a)(b)(c)	$0
46	Zyomyx, Inc. (Restricted) (a)(b)	12
		3,776,934
	Generic Pharmaceuticals — 8.6%
922,905	Akorn, Inc. (b)	5,602,033
108,889	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a) (b)	107,800
138,844	Impax Laboratories, Inc. (b)	2,792,153
291,856	Mylan, Inc. (b)	6,166,917
51,332	Perrigo Company	3,250,856
85,729	Teva Pharmaceutical Industries, Ltd. (f)	4,469,053
17,425	Watson Pharmaceuticals, Inc. (b)	900,001
		23,288,813
	Healthcare Services — 5.4%
311,900	Addus HomeCare Corporation (b)	1,275,671
77,230	Aetna, Inc.	2,356,287
148,148	Aveta, Inc. (Restricted) (a) (g)	1,481,480
20,533	Charles River Laboratories International, Inc. (b)	729,743
205,495	Pharmaceutical Product Development, Inc.	5,577,134
56,258	WellPoint, Inc. (b)	3,198,830
		14,619,145
	Medical Devices and Diagnostics — 18.8%
703,000	Affymetrix, Inc. (b)	3,536,090
147,246	Alere, Inc. (b)	5,389,204
230,372	Align Technology, Inc. (b)	4,501,469
212,500	Bruker Corporation (b)	3,527,500
692,000	Celera Corporation (b)	4,359,600
15,700	Cynosure, Inc. (b)	160,611
436,400	Exact Sciences Corporation (b)	2,609,672
57,493	Gen-Probe Inc. (b)	3,354,716
237,544	Hologic, Inc. (b)	4,470,578
59,121	IDEXX Laboratories, Inc. (b)	4,092,356
153,927	Illumina, Inc. (b)	9,749,736
66,231	Life Technologies Corporation (b)	3,675,820
130,000	Masimo Laboratories, Inc. (Restricted) (a)(b)	137,576
447,080	Medwave, Inc. (b)	939
111,770	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a)(b)	0
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a)(b)	62
139	Songbird Hearing, Inc. (Restricted) (a)(b)	93
50,020	Thoratec Corporation (b)	1,416,566
		50,982,588
	Pharmaceuticals — 5.1%
71,580	Pharmasset, Inc. (b)	3,107,288

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Pharmaceuticals — continued
63,868	Shire plc (f)	$4,622,766
526,000	Somaxon Pharmaceuticals, Inc. (b)	1,656,900
199,044	Warner Chilcott plc	4,490,432
		13,877,386
	TOTAL COMMON STOCKS AND WARRANTS (Cost $222,307,539)	229,372,802

	MUTUAL FUND — 1.9%
54,696	iShares Nasdaq Biotechnology Index Fund	5,109,700

	TOTAL MUTUAL FUND (Cost $4,813,635)	5,109,700

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 2.2%
$5,997,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $5,997,005 (collateralized by U.S. Treasury Bill 2.50% discount, 04/30/15, market value $6,121,250); 0.01% due 01/03/11	5,997,000
	TOTAL SHORT-TERM INVESTMENT (Cost $5,997,000)	5,997,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST — 98.2% (Cost $267,479,630)	266,234,585

INTEREST
	MILESTONE INTEREST— 1.6%
	Biotechnology/Biopharmaceuticals — 1.6%
1	Targegen Milestone Interest (Restricted) (a) (b)	4,352,208

	TOTAL MILESTONE INTEREST	4,352,208
	TOTAL INVESTMENTS - 99.8% (Cost $271,554,159)	270,586,793
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	516,988
	NET ASSETS - 100%	$271,103,781

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $7,944,489).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign Security.

The accompanying notes are an integral part of these financial statements.

(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

(continued)

Other Information

Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.) Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnology/Biopharmaceuticals	—	—	$1,850,203	$1,850,203
Drug Discovery Technologies	—	$5,250	3,184,555	3,189,805
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	17,211,163	17,211,163
Common Stocks and Warrants
Biotechnology/Biopharmaceuticals	$115,433,110	—	205,125	115,638,235
Drug Delivery	7,189,701	—	—	7,189,701
Drug Discovery Technologies	3,776,922	—	12	3,776,934
Generic Pharmaceuticals	23,181,013	—	107,800	23,288,813
Healthcare Services	13,137,665	—	1,481,480	14,619,145
Medical Devices and Diagnostics	50,844,857	—	137,731	50,982,588
Pharmaceuticals	13,877,386	—	—	13,877,386
Mutual Funds	5,109,700	—	—	5,109,700
Short-Term Investments	—	5,997,000	—	5,997,000
Milestone Interest
Biotechnology/Biopharmaceuticals	—	—	4,352,208	4,352,208
Other Assets	—	—	842,573	842,573
Total	$232,550,354	$6,002,250	$32,876,762	$271,429,366

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2010	Accrued discounts/premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases	Net sales	Net transfers in (out of) Level 3	Balance as of December 31, 2010
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$560,282	—	$8,671	$1,281,250	$—	—	$1,850,203
Drug Discovery Technologies	3,184,555	—	—	—	—	—	3,184,555
Healthcare Services	3,503,912	—	—	—	—	—	3,503,912
Medical Devices and Diagnostics	13,741,008	—	3,105,871	364,284	—	—	17,211,163
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	820	—	204,305	—	—	—	205,125
Drug Discovery Technologies	12	—	—	—	—	—	12
Generic Pharmaceuticals	41,378	—	66,422	—	—	—	107,800
Healthcare Services	1,481,480	—	—	—	—	—	1,481,480
Medical Devices and Diagnostics	78,936	—	58,795	—	—	—	137,731
Milestone Interest
Biotechnologies/Biopharmaceuticals	4,325,927	—	26,281	—	—	—	4,352,208
Other Assets	878,114		—	25,150	(60,691)	—	842,573
Total	$27,796,424	—	$3,470,345	$1,670,684	$(60,691)	$—	$32,876,762

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2010							$3,453,967

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Valuation Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009.  For the period ending December 31, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statements.

Investment Valuation

Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value, the fair value of convertible preferred, warrants or convertible note interests in private companies, milestone interests and other restricted securities are valued in good faith by Hambrecht & Quist Capital Management LLC (the Adviser) pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to regular oversight and ratification by the Trustees. Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Publicly traded warrants are valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Private Companies and Other Restricted Securities

The Fund may invest in private capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund’s net assets at December 31, 2010.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2010. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (i)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,663,667	$0.06	$94,540
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0	0.99	107,800
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	2,003,155	10.00	1,481,480
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,651,971	0.22	529,770
Series D Cvt. Pfd.	12/10/10	542,780	0.13	556,039
Cvt. Promissory Notes	12/10/09 - 9/01/10	246,082	1.00	246,082
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	123	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	3/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/05/07	186,335	6.50	184,502
Warrants (expiration 9/05/15)	9/05/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	2,220,659	0.52	1,682,352
Series C Cvt. Pfd.	12/19/03	1,000,545	0.52	604,651
Series D Cvt. Pfd.	9/30/05	638,671	0.52	236,773
Series E Cvt. Pfd.	12/18/08	455,177	0.52	235,609
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	2,260,727	0.01	11,982
Convertible	01/15/10	156,921	1.00	1,537
Subordinated Cvt. Promissory Notes	12/18/09 - 6/04/10	395,723	1.00	3,910
Euthymics Biosciences, Inc.
Cvt. Pfd.	7/14/10, 9/17/10	1,721,347	1.00	1,716,995
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	1,440,459	5.22	6,809,725
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	668,364	0.65	133,208
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	210,499	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 5/12/09	2,166,424	1.00	2,161,090
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0

			Carrying
	Acquisition		Value
Security (i)	Date	Cost	per Unit	Value
Masimo Laboratories, Inc.
Common	3/31/98	0	1.06	137,576
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
MZT Holdings, Inc.
Warrants (expiration 1/17/11)	1/17/06	0	0.00	0
Warrants (expiration 1/22/12)	1/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,201,037	0.001	1,031
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.001	877
Common	5/24/01, 7/02/07	1,606,361	0.001	62
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10	0	5.47	205,125
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.16	1,537,020
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-10/14/04	627,472	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,720	0.78	77,575
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67	93
TargeGen
Milestone Interest	7/20/10	4,074,529	4,352,208.00	4,352,208
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.66	72,122
Series I Cvt. Pfd.	7/08/05	386,640	1.66	165,293
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 2/06/11)	6/09/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,055,919	0.74	474,063
Series E Cvt. Pfd.	6/20/08	411,757	0.74	90,838
Cvt. Promissory Note	6/12/09	415,686	1.00	410,000
Cvt. Promissory Note	7/1/10, 8/17/10	51,588	1.00	51,588
Cvt. Promissory Note	10/06/10	54,993	1.00	48,811
Warrants (expiration 6/12/14)	6/12/09	41	0.00	0
Warrants (expiration 6/30/15)	7/1/10, 8/17/10	5	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,013	0.25	12
		$46,142,979		$32,034,189

(i) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost

At December 31, 2010, the cost of securities for Federal income tax purposes was $271,554,159. The net unrealized loss on securities held by the Fund was $967,366, including gross unrealized gain of $44,781,696 and gross unrealized loss of $45,749,062.

Affiliated Transactions

An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2010 were as follows:

Issuer	Value on October 1, 2010	Purchases	Sales	Income	Value on December 31, 2010

Agilix Corporation	$94,540	$—	$—	$—	$94,540
Concentric Medical, Inc.	2,759,385	—	—	—	2,759,385
MZT Holdings, Inc.	54,435	—	—	—	49,632
Palyon Medical Corporation	1,537,020	—	—	—	1,537,020
PHT Corporation	3,503,912	—	—	—	3,503,912
	$7,949,292	$—	$—	$—	$7,944,489

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/28/2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/28/2011